TO OUR SHAREHOLDERS                                                JULY 31, 1998

We are pleased to present MassMutual Corporate Investors' report for the first six months of 1998.

The net assets of the Trust continued their upward trend increasing to $25.16 per share at June 30, 1998 from $24.71 per share at March 31, 1998. The total return for the Trust for the quarter was 3.49%, and 12.90% year-to-date, as measured by change in net assets with reinvestment of dividends. By comparison, the S&P Industrial Stock Index and the Lehman Government/Corporate Bond Index were up 3.56% and 2.61%, respectively, for the quarter and 18.81% and 4.17%, respectively, for the six months ended June 30, 1998.

Net investment income for the second quarter was $3,260,991 or 38.1 cents per share compared to $3,435,337 or 40.1 cents per share a quarter ago. It should be noted that we paid $15.9 million in dividends and taxes on our long-term gains during the first quarter - money which, until paid, was sitting in income generating investments. The second quarter's results did not benefit from the temporarily high asset levels of the first quarter. A quarterly dividend of $.40 per share was declared and is payable on August 14, 1998 to shareholders of record on July 31, 1998. A dividend of $.40 was paid a quarter ago.

In our private placement portfolio, there were several noteworthy events that occurred during the quarter. Jackson Products Inc., a private placement investment made in 1995, prepaid its notes and preferred stock at a premium, returning more than our entire original investment, and left us with all our equity upside. In 1996, we made an investment in convertible subordinated notes of The Budget Group. The company converted our notes in June, and gave us additional shares in lieu of a prepayment premium. These shares became freely tradable as of July 17, 1998 and represent a substantial unrealized capital gain for the Trust. In October of 1997, our convertible subordinated notes of Rent-Way were converted into common stock. The common stock was fully registered but the Fund was subject to a Lock-Up Agreement, which has now expired making the stock freely tradable. These events in the portfolio illustrate how the Fund is able to add value from its private placement investments by offering opportunity for capital gains.

New private placement investments made during the quarter included Dealer Solutions Holdings Inc., Grand Lyon Enterprises LLC, and an add-on position in Golden Bear Oil Specialty. These investments have a weighted average coupon of 12% on their fixed income components. (A brief description of these investments is provided in the Schedule of Investments.)

We realized net capital gains of over $2.2 million (or $.26 per share) during the quarter. Nearly $1.3 million of these gains is attributable to the sale of securities from our public investments. This brings our year-to-date capital gains to over $9.1 million (or $1.07 per share.) Of the $1.07 per share, $.55 per share represents net short-term gains which, if not offset, must be distributed to shareholders each year.

The Trustees and management appreciate the continued interest and support of the shareholders of Corporate Investors.

                                               Sincerely,


                                               /s/ Stuart H. Reese

                                               Stuart H. Reese
                                               President

STATEMENT OF ASSETS AND LIABILITIES               MASSMUTUAL CORPORATE INVESTORS
June 30, 1998 and 1997
(Unaudited)

                                                                                 1998            1997
                                                                             ------------    ------------
Assets:
Investments (Notes 2A, 2B and 5)
 (See Schedule of Investments)
Corporate restricted securities at fair value
 (Cost 1998 - $156,823,176; 1997 - $152,342,683)                             $176,835,540    $159,255,782
Corporate public securities at market value
 (Cost 1998 - $46,761,118; 1997 - $45,197,831)                                 51,574,409      48,661,820
Short-term securities at cost plus earned discount which
 approximates market value                                                      4,474,649         770,000
                                                                             ------------    ------------
                                                                              232,884,598     208,687,602
Cash                                                                              427,625         229,270
Interest and dividends receivable, net                                          3,688,610       3,409,116
Receivable for investments sold                                                 1,570,858       4,334,276
Other assets                                                                       16,212           8,669
                                                                             ------------    ------------
     Total assets                                                            $238,587,903    $216,668,933
                                                                             ============    ============

Liabilities:
Payable for investments purchased                                            $  1,965,152    $  1,871,000
Management fee payable (Note 3)                                                   808,521         726,885
Note payable (Note 4)                                                          20,000,000      20,000,000
Interest payable (Note 4)                                                         136,211         136,211
Accrued expenses                                                                   72,456          98,963
                                                                             ------------    ------------
    Total liabilities                                                          22,982,340      22,833,059
                                                                             ------------    ------------

Net Assets:
Common shares, par value $1.00 per share;
 an unlimited number authorized (Note 6)                                        8,569,162       8,513,448
Additional paid-in capital                                                     95,644,211      94,333,993
Retained net realized gain on investments, prior years                         73,493,073      57,447,542
Undistributed net investment income (Note 2D)                                   3,862,019       3,120,026
Undistributed net realized gain on investments                                  9,211,443      20,043,777
Net unrealized appreciation of investments (Notes 2A, 2B and 5)                24,825,655      10,377,088
                                                                             ------------    ------------

    Total net assets                                                          215,605,563     193,835,874
                                                                             ------------    ------------

    Total liabilities and net assets                                         $238,587,903    $216,668,933
                                                                             ============    ============

Common shares issued and outstanding (Note 6)                                   8,569,162       8,513,448
                                                                             ============    ============

Net asset value per share                                                    $      25.16    $      22.77
                                                                             ============    ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
2

STATEMENT OF OPERATIONS                           MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 1998 and 1997
(Unaudited)

                                                                                  1998            1997
                                                                             ------------    ------------
Investment Income (Note 2B):
Interest                                                                     $  8,602,363    $  7,935,645
Dividends                                                                         382,008         266,632
                                                                             ------------    ------------
    Total income                                                                8,984,371       8,202,277
                                                                             ------------    ------------

Expenses:
Management fee (Note 3)                                                         1,600,884       1,398,254
Trustees' fees and expenses                                                        65,155          52,700
Transfer Agent/Registrar's expenses                                                30,000          39,706
Interest (Note 4)                                                                 533,000         533,000
Reports to shareholders                                                            12,000          14,520
Audit and legal                                                                    27,514          28,515
Other                                                                              19,490          11,072
                                                                             ------------    ------------
    Total expenses                                                              2,288,043       2,077,767
                                                                             ------------    ------------

Net investment income (1998 - $.78 per share; 1997 - $.72 per share)            6,696,328       6,124,510
                                                                             ------------    ------------

Net realized and unrealized gain (loss) on investments (Notes 2A and 2B):
Net realized gain on investments                                                9,193,310      20,043,777
Net change in unrealized appreciation/depreciation of investments               8,912,203      (1,579,352)
                                                                             ------------    ------------
    Net gain on investments                                                    18,105,513      18,464,425
                                                                             ------------    ------------

Net increase in net assets resulting from operations                         $ 24,801,841    $ 24,588,935
                                                                             ============    ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

STATEMENT OF CASH FLOWS                           MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 1998 and 1997
(Unaudited)

                                                                                 1998            1997
                                                                             ------------    ------------
Net increase (decrease) in cash:
Cash flows from operating activities:
 Interest and dividends received                                             $  8,501,895    $  7,560,140
 Interest expense paid                                                           (533,000)       (533,000)
 Operating expenses paid                                                       (1,750,052)     (1,496,100)
 Federal income tax paid                                                       (8,639,902)     (6,210,942)
                                                                             ------------    ------------
    Net cash used for operating activities                                     (2,421,059)       (679,902)
                                                                             ------------    ------------

Cash flows from investing activities:
 Change in short-term portfolio securities, net                                (1,587,745)        109,745
 Purchase of portfolio securities                                             (58,337,903)    (60,650,337)
 Proceeds from disposition of portfolio securities                             71,985,147      70,858,922
                                                                             ------------    ------------
    Net cash provided by investing activities                                  12,059,499      10,318,330
                                                                             ------------    ------------

    Net cash provided by operating and investing activities                     9,638,440       9,638,428
                                                                             ------------    ------------

Cash flows from financing activities:
 Increase in receipts for shares issued on reinvestment of dividends            1,365,931              --
 Cash dividends paid from net investment income                                (6,189,199)     (5,577,475)
 Cash dividends paid from net realized gain on investments                     (4,467,858)     (3,915,019)
                                                                             ------------    ------------
    Net cash used for financing activities                                     (9,291,126)     (9,492,494)
                                                                             ------------    ------------

Net increase in cash                                                              347,314         145,934

Cash - beginning of year                                                           80,311          83,336
                                                                             ------------    ------------
Cash - end of period                                                         $    427,625    $    229,270
                                                                             ============    ============

Reconciliation of net increase (decrease) in net assets to net cash from operating and investing activities:

Net increase in net assets resulting from operations                         $ 24,801,841    $ 24,588,935
                                                                             ------------    ------------

 (Increase) decrease in investments                                            (6,798,062)     (6,257,981)
 (Increase) decrease in interest and dividends receivable, net                   (118,221)       (392,715)
 (Increase) decrease in receivable for investments sold                        (1,411,146)     (3,651,742)
 (Increase) decrease in other assets                                              (16,212)         (8,669)
 Increase (decrease) in payable for investments purchased                       1,815,152       1,522,875
 Increase (decrease) in management fee payable                                     85,301          80,875
 Increase (decrease) in accrued expenses                                          (80,311)        (32,208)
 Increase (decrease) in accrued taxes                                          (8,639,902)     (6,210,942)
                                                                             ------------    ------------

    Total adjustments to net assets from operations                           (15,163,401)    (14,950,507)
                                                                             ------------    ------------
    Net cash provided by operating and investing activities                  $  9,638,440    $  9,638,428
                                                                             ============    ============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
4

STATEMENT OF CHANGES IN NET ASSETS               MASSMUTUAL CORPORATE INVESTORS
For the six months ended June 30, 1998 and 1997
(Unaudited)

                                                                                  1998              1997
                                                                             -------------     -------------
Increase (decrease) in net assets:
Operations:
 Net investment income                                                       $   6,696,328     $   6,124,510
 Net realized gain on investments                                                9,193,310        20,043,777
 Net change in unrealized appreciation/depreciation of investments               8,912,203        (1,579,352)
                                                                             -------------     -------------

Net increase in net assets resulting from operations                            24,801,841        24,588,935

Increase in receipts for shares issued on reinvestment of dividends              1,365,931                --

Dividends to shareholders from:
Net investment income (1998 - $.40 per share; 1997 - $.36 per share)            (3,420,627)       (3,022,274)
                                                                             -------------     -------------

  Total increase (decrease)                                                     22,747,145        21,566,661

Net Assets, beginning of year                                                  192,858,418       172,269,213
                                                                             -------------     -------------

Net Assets, end of period (including undistributed net investment income
 in 1998 - $3,862,019; 1997 - $3,120,026)                                    $ 215,605,563     $ 193,835,874
                                                                             =============     =============

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA                           MASSMUTUAL CORPORATE INVESTORS

Selected data for each common share outstanding for the periods ended:

                                                                                   For the
                                                                                  six months        For the
                                                                                ended 6/30/98     year ended
                                                                                 (Unaudited)       12/31/97
                                                                                -------------     ----------
Net asset value:
 Beginning of year                                                                $    22.65      $    20.23
                                                                                  ----------      ----------
Net investment income                                                                    .78            1.49
Net realized and unrealized gain on investments                                         2.13            2.87
                                                                                  ----------      ----------
Total from investment operations                                                        2.91            4.36
                                                                                  ----------      ----------

Dividends from net investment income to common shareholders                            (0.40)          (1.42)
Distributions from net realized gain on investments to common shareholders                --            (.52)
                                                                                  ----------      ----------
Total distributions                                                                    (0.40)          (1.94)
                                                                                  ----------      ----------

Net asset value:
 End of period                                                                    $    25.16      $    22.65
                                                                                  ==========      ==========

Per share market value:
 End of period                                                                    $    25.13      $    25.75
                                                                                  ==========      ==========

Total investment return:
 Market value                                                                           (.86)%*        52.43%
 Net asset value                                                                       12.90%*         27.14%

Net assets (in millions):
 End of period                                                                    $   215.60      $   192.86

Ratio of operating expenses to average net assets                                        .86%*          1.69%

Ratio of interest expenses to average net assets                                         .26%*           .56%

Ratio of total expenses to average net assets                                           1.12%*          2.25%

Ratio of net investment income to average net assets                                    3.28%*          6.66%

Portfolio turnover                                                                     27.34%*         66.23%

*Percentages represent results for the period and are not annualized.

All per share amounts have been restated after giving effect to the two-for-one split of the Trust's common shares authorized on December 19, 1997 effective January 20, 1998.

                      See Notes to Financial Statements.
--------------------------------------------------------------------------------
6

SCHEDULE OF INVESTMENTS                           MASSMUTUAL CORPORATE INVESTORS
June 30, 1998
(Unaudited)


                                                           Shares, Units,
                                                             Warrants or                    Fair Value                 Fair Value
                                                              Principal     Acquisition   at Acquisition    Cost       at 6/30/98
Corporate Restricted Securities - 82.02%: (A)                  Amount          Date            Date       (Note 2B)     (Note 2A)
                                                           --------------   -----------   --------------  ---------    ----------
Private Placement Investments - 73.98%

AccTech, LLC
A designer and marketer of specialized cleaning
products.
 Senior Floating Rate Revolving Credit Note                 $     812,520     10/31/96    $    812,520 $    812,520  $    451,761
 due 2002
 Senior Secured Series A Floating Rate Note                 $     715,389     10/31/96         704,665      715,389       397,756
 due 2002
 10.1% Senior Secured Series A Note due 2002                $   1,018,222     10/31/96         992,156    1,018,222       734,546
 12% Senior Secured Series B Note due 2004                  $   1,098,000     10/31/96       1,155,206    1,005,128       789,901
 Membership Interests (B)                                          5 int.     10/31/96         264,080      228,524       165,050
 Warrant, exercisable until 2004, to purchase                      3 int.     10/31/96              --      109,800            --
 Membership Interests at $.01 per interest (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,928,627    3,889,583     2,539,014
                                                                                          ------------ ------------  ------------

Adventure Entertainment Corporation
An owner and operator of themed family
entertainment centers.
 7% Redeemable Series B Preferred Stock                        1,716 shs.     10/31/97         167,270    1,691,286     1,689,422
 Warrant, exercisable until 2005, to purchase                  6,447 shs.     10/31/97              64       25,005            64
 Class A Common Stock at $.01 per share (B)
                                                                                          ------------ ------------  ------------
                                                                                               167,334    1,716,291     1,689,486
                                                                                          ------------ ------------  ------------

Ammirati & Puris, Inc.
An advertising agency that specializes in
representing a limited number of large and high
quality clients.
 14% Senior Secured Note due 1998                           $     583,334     11/23/93         571,434      583,334       597,859
                                                                                          ------------ ------------  ------------

Ardent Software, Inc. - O.T.C.
A manufacturer and distributor of database
management software.
 Common Stock (B)                                             83,770 shs.     12/14/95         251,310      686,750       921,470
                                                                                          ------------ ------------  ------------

Associated Vintage Group, Inc.
A provider of custom wine production services in
the United States.
 11% Senior Subordinated Note due 2005                      $   3,335,000      3/19/97       3,274,636    3,184,022     3,436,718
 Common Stock (B)                                             31,350 shs.      3/19/97         123,750      165,000       123,751
 Warrant, exercisable until 2005, to purchase                 94,107 shs.      3/19/97          94,107      173,346        94,107
 common stock at $.01 per share (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,492,493    3,522,368     3,654,576
                                                                                          ------------ ------------  ------------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                             Shares, Units,
                                                              Warrants or                   Fair Value                 Fair Value
                                                               Principal    Acquisition   at Acquisition    Cost       at 6/30/98
Corporate Restricted Securities:  (A) (Continued)               Amount         Date           Date        (Note 2B)     (Note 2A)
                                                            -------------   -----------   --------------  ---------    ----------
Averstar, Inc.
A provider of software systems, services and products
to a variety of information technology users.
 Senior Floating Rate Revolving Term Note                   $   1,292,177      8/31/95    $  1,292,177 $  1,292,177  $  1,292,177
 due 2002
 13% Senior Subordinated Note due 2002                      $     799,318      8/31/95           8,135      724,237       846,558
 Class A Common Stock (B)                                     13,453 shs.      8/31/95          15,799       18,384         1,665
 Class B Common Stock (B)                                     37,200 shs.      8/31/95          43,689       50,837         4,605
 Class G Common Stock (B)                                     96,846 shs.      8/31/95         113,733      104,000        11,989
 Class A Common Stock of I E S Holdings (B)                    2,941 shs.      2/27/98              --           --            --
 Class B Common Stock of I E S Holdings (B)                    8,134 shs.      2/27/98              --           --            --
 Warrants of I E S Holdings (B)                               21,176 shs.      2/27/98              --           --            --
                                                                                          ------------ ------------  ------------
                                                                                             1,473,533    2,189,635     2,156,994
                                                                                          ------------ ------------  ------------
Beta Brands, Inc. - T.S.E.
A manufacturer of hard candy and chocolate-coated
products sold primarily to the Canadian market.
 Senior Secured Tranche A  Floating Rate                    $   2,294,000     12/23/97       2,273,813    2,294,000     2,275,189
 Note due 2004
 14.75% Senior Secured Tranche B Note due                   $     664,510     12/23/97         691,090      664,510       691,090
 2005
 Limited Partnership Interests of CM Equity                  811,168 int.     12/22/97         648,934      811,168       648,934
 Partners (B)
 Warrant, exercisable until 2005, to purchase                214,419 shs.     12/23/97           2,144           --         2,144
 common stock at $.81 per share (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,615,981    3,769,678     3,617,357
                                                                                          ------------ ------------  ------------
Budget Group, The - O.T.C.
An operator of Budget Rent-A-Car franchises, retail
used car sales facilities and van pool territories.
 Common Stock                                                107,645 shs.     12/18/96       1,798,440    2,241,254     3,265,949
                                                                                          ------------ ------------  ------------
C&K Manufacturing and Sales Company
A manufacturer and distributor of branded
packaging and supply products.
 Senior Secured Floating Rate Revolving                     $     651,700      8/29/96         651,700      651,700       325,850
 Credit Facility due 2002
 Senior Secured Series A Floating Rate Term                 $   2,343,234      8/29/96       2,318,161    2,343,234     1,171,617
 Note due 2002
 12% Series B Term Note due 2004                            $     533,000      8/29/96         524,738      510,317       266,500
 Membership Interests (B)                                        266 int.      8/29/96         212,800      196,601        26,600
 Warrant, exercisable until 2004, to purchase                     16 int.      8/29/96               1       26,650            --
 Membership Interests at $.01 per interest (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,707,400    3,728,502     1,790,567
                                                                                          ------------ ------------  ------------

--------------------------------------------------------------------------------
8

June 30, 1998
(Unaudited)


                                                            Shares, Units,
                                                             Warrants or                    Fair Value                Fair Value
                                                              Principal      Acquisition  at Acquisition    Cost      at 6/30/98
Corporate Restricted Securities:  (A) (Continued)              Amount           Date           Date      (Note 2B)     (Note 2A)
                                                            --------------   -----------  -------------- ----------  ------------
Cains Foods, L.P.
A producer of mayonnaise, sauce and pickle products for
 both the retail and food service markets.
 10% Senior Secured Term Note due 2004                      $   1,513,512      9/29/95    $  1,513,512 $  1,513,512  $ 1,528,798
 11.5% Senior Subordinated Note due 2004                    $     945,945      9/29/95         895,706      907,964      966,756
 8% Junior Subordinated Convertible Note                    $     108,108      9/29/95         108,108      108,108      134,086
 due 2004, convertible into partnership points
 at $1,388.89 per point
 Warrant, exercisable until 2006, to purchase                     39 pts.      9/29/95          50,261       50,261        62,856
 partnership points at $.01 per point (B)
                                                                                          ------------ ------------  ------------
                                                                                             2,567,587    2,579,845     2,692,496
                                                                                          ------------ ------------  ------------
Capitol Vial, Inc.
A producer of plastic vial containers.
 19% Senior Subordinated Note due 2004                      $   3,605,788     12/30/97       3,530,066    3,605,788     3,557,831
 Common Stock (B)                                                 66 shs.     12/30/97             263          328           263
                                                                                          ------------ ------------  ------------
                                                                                             3,530,329    3,606,116     3,558,094
                                                                                          ------------ ------------  ------------
Catalina Lighting, Inc. - N.Y.S.E.
A designer, importer and distributor of residential
and office lighting fixtures.
 8% Convertible Subordinated Note due                       $   1,500,000      3/31/94       1,420,050    1,500,000     1,336,050
 2002, convertible into common stock at $7.31                                             ------------ ------------  ------------
 per share

Chaparral Resources, Inc. -  O.T.C.
An international oil and gas exploration and
production company.
 Common Stock (B)                                              9,838 shs.     12/3/97            6,395        6,395        14,942
                                                                                          ------------ ------------  ------------
Coast Distribution System, The - A.S.E.
A wholesale distributor of recreational vehicle and
marine parts and accessories.
 11.2% Senior Subordinated Secured Note                     $     116,750      6/26/89         120,474      116,750       104,188
 due 1999
 Common Stock (B)                                             41,279 shs.      6/27/85         213,001      226,624       147,058
                                                                                          ------------ ------------  ------------
                                                                                               333,475      343,374       251,246
                                                                                          ------------ ------------  ------------
Consumer Product Enterprises, Inc.
A manufacturer of colored acrylic felt for
consumer use.
 10.75% Senior Secured Term Note due 2003                   $   1,214,205     12/8/95        1,226,772    1,214,205     1,223,069
 12% Senior Subordinated Note due 2005                      $     800,575     12/8/95          803,858      763,097       806,899
 Common Stock (B)                                            184,560 shs.     12/8/95          138,420      184,560       138,420
 Warrant, exercisable until 2005, to purchase                138,420 shs.     12/8/95            1,384       50,853         1,384
 common stock at $.01 per share (B)
                                                                                          ------------ ------------  ------------
                                                                                             2,170,434    2,212,715     2,169,772
                                                                                          ------------ ------------  ------------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                            Shares, Units,
                                                             Warrants or                  Fair Value                Fair Value
                                                              Principal   Acquisition   at Acquisition     Cost     at 6/30/98
Corporate Restricted Securities:  (A) (Continued)              Amount        Date            Date        (Note 2B)   (Note 2A)
                                                           -------------  -----------   --------------  ----------  ------------
Control Devices, Inc. - O.T.C.
A producer of high quality electromechanical circuit
 protector devices and photo-optic sensors.
 Common Stock (B)                                            290,333 shs.          (*)    $     43,737 $     26,242  $  3,585,611
                                                                                          ------------ ------------  ------------
D&K Healthcare Resources, Inc. - O.T.C.
A wholesale pharmaceutical distribution company.
 Common Stock (B)                                            265,489 shs.     12/29/87         875,000      875,000     5,422,621
                                                                                          ------------ ------------  ------------
Dealer Solutions Holdings, Inc.
A vertical application software company.
 Convertible Preferred Stock (B)                             222,222 shs.      5/12/98         500,000      500,000       400,000
 Warrant to purchase common stock
 at $.01 per share (B)                                        43,111 shs.      5/12/98              --           --           431
                                                                                          ------------ ------------  ------------
                                                                                               500,000      500,000       400,431
                                                                                          ------------ ------------  ------------
Delta Beverage Group, Inc.
A Pepsi soft drink bottler.
 Common Stock (B)                                                966 shs.      3/8/88          181,486    2,006,380       198,118
                                                                                          ------------ ------------  ------------
Diversco, Inc./DHI Holdings, Inc. A contract provider of
 janitorial and equipment maintenance services and
 temporary production labor to industrial customers.
 Senior Floating Rate Term Note due 2002                    $     404,566     10/24/96         402,099      404,566       402,908
 10.16% Senior Term Note due 2002                           $   1,213,699     10/24/96       1,215,155    1,213,699     1,242,949
 12% Senior Subordinated Note due 2003                      $   1,249,000     10/24/96       1,277,852    1,127,740     1,332,933
 Membership Interests of MM/Lincap Diversco
 Investments Ltd., LLC (B)                                     2,992 int.     10/24/96         224,393      299,190       224,392
 Warrant, exercisable to 2003, to purchase                     1,791 shs.     10/24/96              18      147,609            18
 Common stock of DHI Holdings, Inc.
 at $.01 per share (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,119,517    3,192,804     3,203,200
                                                                                          ------------ ------------  ------------
Eagle Pacific Industries, Inc. - O.T.C.
An extruder of small and medium diameter plastic
pipe and tubing in the United States.
 8% Redeemable Convertible Preferred Stock,                    3,300 shs.      5/9/97        3,286,140    3,300,000     3,398,670
 convertible into common stock at $4.26 per share                                         ------------ ------------  ------------

(*)7/29/94 and 10/8/96.

--------------------------------------------------------------------------------
10

June 30, 1998
(Unaudited)


                                                            Shares, Units,
                                                             Warrants or                    Fair Value                Fair Value
                                                              Principal     Acquisition   at Acquisition    Cost      at 6/30/98
Corporate Restricted Securities:  (A) (Continued)              Amount           Date           Date       (Note 2B)    (Note 2A)
                                                            --------------  -----------   -------------- -----------  -----------
Evans Consoles, Inc.
A designer and manufacturer of consoles and control
center systems.
 Senior Secured Floating Rate Revolving                     $     100,000      3/2/98     $    100,000   $  100,000   $   100,000
 Credit Facility due 2005
 Senior Secured Tranche A Floating Rate                     $   1,280,000      3/2/98        1,270,272    1,280,000     1,270,656
 Note due 2005
 8.85% Senior Secured Tranche A Note                        $   1,280,000      3/2/98        1,192,192    1,280,000     1,209,984
 due 2005
 11.75% Senior Secured Tranche B Note                       $     700,000      3/2/98          743,750      590,317       753,270
 due 2006
 Common Stock (B)                                             26,906 shs.     2/11/98           75,600       94,880        75,601
 Limited Partnership Interests of CM Equity                    1,264 int.     2/11/98          101,156      126,445       101,156
 Partners (B)
 Warrant, exercisable until 2006, to purchase                 34,783 shs.      3/2/98              348      112,000           348
 common stock at $.01 per share (B)
                                                                                          ------------   ----------   -----------
                                                                                             3,483,318    3,583,642     3,511,015
                                                                                          ------------   ----------   -----------
Fleming Acquisition Corporation
A supplier of high-quality, premium printed labels for
distilled spirits, wine, food and household products.
 Common Stock (B)                                                545 shs.     4/28/95        1,231,111      272,500        27,991
 Warrant, exercisable until 2005, to purchase                    380 shs.     4/28/95           98,235      170,455        19,501
 common stock at $.01 per share (B)
 Incentive Warrant, exercisable from 1998                         19 shs.     4/28/95            3,339        2,273           985
 until 2000, to purchase common stock at $.01
 per share (B)
                                                                                          ------------   ----------   -----------
                                                                                             1,332,685      445,228        48,477
                                                                                          ------------   ----------   -----------
Golden Bear Oil Specialities
A manufacturer of asphalt and specialty lubricating and
processing oils.
 17% Senior Subordinated Note due 2005                      $   3,173,220     7/18/97        3,203,683    3,108,069     3,153,863
 12% Series A Convertible Preferred Stock                        252 shs.     6/19/98          251,770      251,768       244,041
 12% Preferred Stock                                             311 shs.     7/18/97           31,491      311,111       160,751
 Common Stock (B)                                             20,800 shs.           *           86,738       77,840           208
 Warrant, exercisable until 2005, to purchase                 23,333 shs.     7/18/97              233       69,999           233
 common stock at $.001 per share (B)
 Warrant, exercisable until 2010, to purchase                 17,111 shs.     7/18/97              171           --           171
 common stock at $.001 per share (B)
                                                                                          ------------   ----------   -----------
                                                                                             3,574,086    3,818,787     3,559,267
                                                                                          ------------   ----------   -----------
Grand Lyon Enterprises LLC
A manufacturer and marketer of Grand Lyon
Bordeaux Ketchup.
 Limited Liability Interests (B)                               2,203 int.     5/15/98          220,347      220,347       198,312
                                                                                          ------------   ----------   -----------
* 7/18/97 and 6/19/98

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                             Shares, Units,
                                                              Warrants or                   Fair Value                Fair Value
                                                               Principal     Acquisition  at Acquisition    Cost      at 6/30/98
Corporate Restricted Securities:  (A) (Continued)               Amount          Date           Date       (Note 2B)    (Note 2A)
                                                            --------------   -----------  --------------  ---------  ------------
Hartzell Manufacturing, Inc.
A provider of contract engineering, manufacturing, and
 assembly services for a variety of industrial
 manufacturing companies.
 12.5% Senior Subordinated note due 2005                    $   2,626,300      4/18/97    $  2,659,129 $  2,341,830  $  2,680,664
 Common Stock (B)                                             70,968 shs.      4/18/97         601,074      801,438       601,075
 Warrant, exercisable until 2005, to purchase                 33,379 shs.      4/18/97           3,338      315,156         3,338
 common stock at $.01 per share (B)
                                                                                          ------------  -----------  ------------
                                                                                             3,263,541    3,458,424     3,285,077
                                                                                          ------------  -----------  ------------
Highland Homes Holdings, Inc.
A single family home builder operating in the
Dallas-Fort Worth and Atlanta areas.
 12.75% Senior Note due 1999                                $   1,500,000     11/18/93       1,485,150     1,479,549    1,548,900
                                                                                          ------------  -----------  ------------
Hudson River Capital, LLC
Acquires controlling or substantial interests in
 manufacturing and marketing entities.
 Series A Preferred Units (B)                                 88,730 uts.      7/21/94         787,305      706,226       842,935
                                                                                          ------------  -----------  ------------
Hussey Seating Company
A manufacturer of spectator seating products.
 Senior Secured Floating Rate Revolving Credit              $     450,000      6/12/96         445,590      450,000       450,000
 Note due 2003
 Senior Secured Floating Rate Note due 2003                 $     712,500      6/12/96         705,447      712,500       712,500
 10% Senior Secured Note due 2003                           $     712,500      6/12/96         693,690      712,500       711,574
 12% Subordinated Secured Note due 2006                     $   1,350,000      6/12/96       1,327,320    1,155,540     1,448,685
 Warrant, exercisable until 2006, to purchase                  3,553 shs.      6/12/96              36      225,000       377,648
 common stock at $.01 per share (B)
                                                                                          ------------  -----------  ------------
                                                                                             3,172,083    3,255,540     3,700,407
                                                                                          ------------  -----------  ------------
Jackson Products, Inc.
Manufactures and distributes a variety of industrial
 and highway safety products.
 Common Stock (B)                                                434 shs.      8/16/95          43,426       43,426       178,220
 Warrant, exercisable until 2005, to purchase                  1,999 shs.      8/16/95         199,735      199,735       820,365
 common stock at $.01 per share (B)
                                                                                          ------------  -----------  ------------
                                                                                               243,161      243,161       998,585
                                                                                          ------------  -----------  ------------
Kappler Safety Group, Inc.
A manufacturer of protective apparel for the
industrial/safety, clean room and healthcare markets.
 13% Senior Subordinated Note due 2004                      $   3,333,000     12/2/96        3,383,995    3,063,522     3,442,656
 Warrant, exercisable until 2004, to purchase                 57,418 shs.     12/2/96           57,418      333,300       104,271
 common stock at $.01 per share (B)
                                                                                          ------------  -----------  ------------
                                                                                             3,441,413    3,396,822     3,546,927
                                                                                          ------------  -----------  ------------

--------------------------------------------------------------------------------
12

June 30, 1998
(Unaudited)


                                                            Shares, Units,
                                                             Warrants or                   Fair Value                 Fair Value
                                                              Principal     Acquisition  at Acquisition     Cost      at 6/30/98
Corporate Restricted Securities: (A) (Continued)               Amount          Date           Date        (Note 2B)    (Note 2A)
                                                            -------------   -----------  --------------   ---------   ----------
Latin Communications Group
An operator of Spanish-language media in
North America.
 5% Subordinated Note due 2005                              $      46,594      2/4/98     $     32,616   $   33,167   $    33,110
 Common Stock (B)                                             89,836 shs.           *          638,887      826,484       898,360
                                                                                          ------------   ----------   -----------
                                                                                               671,503      859,651       931,470
                                                                                          ------------   ----------   -----------
Lloyd's Barbecue Company
A manufacturer and marketer of packaged barbecue
meats and related products.
 18% Senior Subordinated Note due 2006                      $   1,676,325      9/30/97       1,676,325    1,676,325     1,776,904
 Membership Interests of LFPI Mainstreet (B)                  18,725 uts.      9/30/97       1,870,300    1,872,742     1,685,250
                                                                                          ------------   ----------   -----------
                                                                                             3,546,625    3,549,067     3,462,154
                                                                                          ------------   ----------   -----------
Louis Dreyfus Natural Gas Corporation - A.S.E.
An independent oil and gas company engaged
principally in the acquisition, development and
management of oil and gas properties.
 Warrant, exercisable until 2004, to purchase                103,342 shs.     12/27/91          49,714       38,712       280,811
 common stock at $17.81 per share (B)                                                     ------------   ----------  ------------

Maloney Industries, Inc.
Engineers and manufactures process systems for
the oil and gas industry.
 13% Subordinated Note due 2004                             $   2,025,000     10/26/95       2,378,250    2,025,000     2,209,882
 Limited Partnership Interests (B)                               568 uts.     10/20/95         506,250      677,832       613,108
 Warrant, exercisable until 2004, to purchase                    297 uts.     10/26/95             297           --       320,260
 Limited Partnership Interests at $.01 per unit (B)
                                                                                          ------------   ----------   -----------
                                                                                             2,884,797    2,702,832     3,143,250
                                                                                          ------------   ----------   -----------
Maxtec International Corp.
A manufacturer and distributor of precision test
and measurement equipment and overhead crane
control systems.
 Senior Floating Rate Revolving Credit                      $     461,538      6/28/95          61,538      461,538       461,538
 Facility due 2001
 Common Stock (B)                                             76,923 shs.      6/28/95         192,115      230,769       207,692
 Warrant, exercisable from 1998 until 2005, to                39,563 shs.      6/28/95          98,581      171,429        39,563
 purchase common stock at $.01 per share (B)
                                                                                          ------------   ----------   -----------
                                                                                               752,234      863,736       708,793
                                                                                          ------------   ----------   -----------
Mercury Computer Systems - O.T.C.
A designer, manufacturer and marketer of high
performance computer systems for computationally-
intense scientific and engineering applications.
 Common Stock (B)                                            393,750 shs.     12/31/87       1,171,564    1,181,250     5,423,906
                                                                                          ------------   ----------   -----------

*2/14/95, 12/1/95, 2/27/96 and 2/4/98.

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                           Shares, Units,
                                                            Warrants or                    Fair Value                  Fair Value
                                                             Principal      Acquisition   at Acquisition     Cost      at 6/30/98
Corporate Restricted Securities:  (A) (Continued)              Amount         Date            Date         (Note 2B)   (Note 2A)
                                                           --------------  ------------  ---------------  ---------- ------------
N2K, Inc. - O.T.C.
A music entertainment company which uses the internet as
 a global platform for the promoting and merchandising of
 music and related merchandise.
 Warrant, exercisable until 2004, to purchase                 27,777 shs.      8/6/97     $        278  $        --  $    190,620
 common stock at $12 per share (B)                                                        ------------  -----------  ------------


Nu Horizons Electronics Corp. - O.T.C.
A distributor of high technology active and passive
electronic devices.
 8.25% Convertible Subordinated Note due                    $   1,411,800      8/31/94       1,425,918    1,411,800     1,520,650
 2002, convertible into common stock at $9                                                ------------  -----------  ------------
 per share


PAR Acquisition Corp.
A manufacturer of fuel handling systems for nuclear power
 plants and hazardous waste.
 14.5% Senior Subordinated Note due 2000                    $     629,166      2/5/93          628,160      629,166       629,166
 8% Convertible Preferred Stock due 2001,                     83,333 shs.      2/5/93          166,667      166,667       293,333
 convertible into common stock at $2 per share
 Common Stock (B)                                            133,333 shs.      2/5/93          333,333      333,333       469,333
                                                                                          ------------  -----------  ------------
                                                                                             1,128,160    1,129,166     1,391,832
                                                                                          ------------  -----------  ------------
Pharmaceutical Buyers, Inc.
A group purchasing organization which specializes in
 arranging and negotiating contracts for the purchase of
 pharmaceutical goods and medical equipment.
 10.5% Senior Secured Note due 2005                         $     725,625     11/30/95         756,174      725,625       763,793
 10.5% Senior Secured Convertible Note
 series (B) due                                             $     195,000     11/30/95         205,335      195,000       224,016
 2005, convertible into common stock at
 $50,000 per share
 Common Stock                                                      7 shs.     11/30/95         253,125      337,500       200,506
                                                                                          ------------  -----------  ------------
                                                                                             1,214,634    1,258,125     1,188,315
                                                                                          ------------  -----------  ------------
Piedmont Holding, Inc.
A general aviation fixed based operator with repair,
 maintenance and overhaul certification.
 12% Senior Subordinated Note due 2001                      $   1,492,856      7/15/92       1,505,097    1,492,856     1,492,856
 Senior Redeemable Cumulative Preferred                      281,939 shs.      7/15/92         281,939      281,939       281,939
 A Stock
 Common Stock (B)                                              3,771 shs.      7/15/92           2,564        3,771       460,062
 Warrant, exercisable until 2001, to purchase                  5,042 shs.      7/15/92           3,227           --       615,124
 common stock at $.05 per share (B)
                                                                                          ------------  -----------  ------------
                                                                                             1,792,827    1,778,566     2,849,981
                                                                                          ------------  -----------  ------------

-------------------------------------------------------------------------------
14

June 30, 1998
(Unaudited)

                                                             Shares, Units,
                                                               Warrants or                  Fair Value                 Fair Value
                                                                Principal   Acquisition   at Acquisition   Cost        at 6/30/98
Corporate Restricted Securities:  (A) (Continued)                Amount        Date           Date       (Note 2B)     (Note 2A)
                                                            -------------  ------------- --------------- ---------   ------------
Plastipak Packaging, Inc.
A manufacturer of plastic containers.
 10.64% Senior Subordinated Note due 2006                   $   3,500,000     10/25/96    $  3,403,750 $  3,421,837  $  3,586,450
 Warrant, exercisable until 2006, to purchase                     97 shs.     10/25/96          55,593       93,625        72,134
 common stock at $.01 per share (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,459,343    3,515,462     3,658,584
                                                                                          ------------ ------------  ------------
Playcore, Inc. - A.S.E.
A manufacturer and distributor of home playground
 equipment and accessories.
 12% Subordinated Note due 2005                             $   3,125,000      3/13/97       2,585,000    2,508,383     2,821,562
 Limited Partnership Interests of Green Grass                 81,548 uts.      3/13/97         293,573      417,728       293,573
 Capital II, LLC (B)
 Warrant, exercisable until 2005, to purchase                148,044 uts.      3/13/97         531,774      680,722       531,774
 Limited Partnership Interests of Green Grass
 Capital II, LLC at $.01 per unit (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,410,347    3,606,833     3,646,909
                                                                                          ------------ ------------  ------------
Precision Dynamics, Inc.
A manufacturer of custom-designed solenoid valves and
 controls.
 Senior Secured Floating Rate Revolving                     $     603,100      7/22/96         597,129      603,100       598,396
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note                     $   2,673,200      7/22/96       2,647,003    2,673,200     2,655,023
 due 2003
 12% Senior Secured Term Note due 2004                      $     489,000      7/22/96         482,545      405,923       508,951
 8% Preferred Stock                                              232 shs.      7/22/96         220,231      231,822       192,998
 Common Stock (B)                                                599 shs.      7/22/96          21,699       28,978        19,907
 Warrant, exercisable until 2004, to purchase                    322 shs.      7/22/96               3       97,800        10,714
 common stock at $.01 per share (B)
                                                                                          ------------ ------------  ------------
                                                                                             3,968,610    4,040,823     3,985,989
                                                                                          ------------ ------------  ------------
Process Chemicals, LLC
A platform company used by C3 Chemical Ventures to acquire
 specialty chemical and mineral companies.
 6% Redeemable Preferred Membership Interests                 20,000 int.      7/31/97       1,967,600    1,950,839     2,016,000
 Common Membership Interests (B)                                   9 int.      7/31/97              23           25            23
                                                                                          ------------ ------------  ------------
                                                                                             1,967,623    1,950,864     2,016,023
                                                                                          ------------ ------------  ------------
Protein Genetics, Inc.
A producer of bovine artificial insemination products,
 related breeding and healthcare products and specialty
  genetics sold to the dairy and beef industries.
 11.67% Senior Secured Note due 2004                        $   1,200,000      8/12/94       1,184,160    1,200,000       855,720
 11.51% Junior Secured Note due 1999                        $     600,000      8/12/94         587,280      600,000       510,300
 9.8% Redeemable Exchangeable Preferred                       10,000 shs.      8/12/94         847,900    1,000,000       379,900
 Stock
 Common Stock (B)                                              1,492 shs.      8/12/94              15           --         2,249
                                                                                          ------------ ------------  ------------
                                                                                             2,619,355    2,800,000     1,748,169
                                                                                          ------------ ------------  ------------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)

                                                             Shares, Units,
                                                             Warrants or                     Fair Value               Fair Value
                                                              Principal     Acquisition    at Acquisition   Cost      at 6/30/98
Corporate Restricted Securities:  (A) (Continued)               Amount          Date           Date       (Note 2B)    (Note 2A)
                                                            -------------   -----------   -------------- -----------   ------------

RailTex, Inc. - O.T.C.
An operator of short-line railroads in the Midwest,
 West and Canada.
 12% Senior Subordinated Note due 2002                      $   1,500,000      2/16/93    $  1,599,150   $  1,500,000  $  1,639,050
 Common Stock (B)                                             35,500 shs.      2/16/93         340,800        340,800       446,856
                                                                                          ------------   ------------  ------------
                                                                                             1,939,950      1,840,800     2,085,906
                                                                                          ------------   ------------  ------------
Rent-Way, Inc. - O.T.C.
Operates rent-to-own stores in Ohio, Pennsylvania
and New York.
 Warrant, exercisable until 2002, to purchase                 20,000 shs.      7/18/95             200             --       397,530
 common stock at $9.94 per share (B)                                                      ------------   ------------  ------------


Sequentia, Inc.
A manufacturer and distributor of fiberglass reinforced
 panels used in commercial, industrial and residential
 applications.
 12% Subordinated Note due 2004                             $   2,281,400     12/14/95       2,418,284      1,896,400     2,281,400
 Limited Partnership Interests of KS                           7,186 uts.     12/14/95         538,950        718,741     2,155,800
 Holdings, L.P. (B)
 Warrant, exercisable until 2004, to purchase                  5,449 uts.     12/14/95           5,449        479,094     1,634,700
 Limited Partnership Interests of KS
 Holdings, L.P. at $.01 per unit (B)
                                                                                          ------------   ------------  ------------
                                                                                             2,962,683      3,094,235     6,071,900
                                                                                          ------------   ------------  ------------
Star International Holdings, Inc.
A manufacturer of commercial cooking appliances.
 9.65% Senior Secured Note due 2004                         $   1,352,239      5/27/94       1,352,239      1,352,239     1,376,986
 10.5% Subordinated Note due 2004                           $     716,418      5/27/94         716,418        716,418       724,514
 Common Stock (B)                                              4,310 shs.      5/27/94         259,735        259,735       149,188
 Warrant, exercisable until 2004, to purchase                  3,224 shs.      5/27/94              32             --       111,567
 common stock at $.01 per share (B)
                                                                                          ------------   ------------  ------------
                                                                                             2,328,424      2,328,392     2,362,255
                                                                                          ------------   ------------  ------------
Supreme Industries, Inc. - A.S.E.
A manufacturer of modular homes and truck bodies.
 Common Stock (B)                                            578,532 shs.           *        1,323,280      1,243,470     6,248,147
 Common Stock of TGC Industries, Inc. (B)                     19,082 shs.      9/30/86           9,497          9,497         9,839
                                                                                          ------------   ------------  ------------
                                                                                             1,332,777      1,252,967     6,257,986

                                                                                          ------------   ------------  ------------
TACC International Corporation
 A leading domestic manufacturer of adhesives and
 sealants in the building and construction industries.
 12.5% Subordinated Note due 2005                           $   1,750,000      8/8/97        1,699,075      1,710,055     1,754,200
 8% Convertible Redeemable Preferred Stock                     8,244 shs.      8/8/97          798,596      1,750,000     1,771,561
 Warrant, exercisable until 2005, to purchase                  1,560 shs.      8/8/97               16         43,898            16
 common stock at $.01 per share (B
                                                                                          ------------   ------------  ------------
                                                                                             2,497,687      3,503,953     3,525,777
                                                                                          ------------   ------------  ------------

*5/23/79, 12/15/95 and 6/9/96.

-------------------------------------------------------------------------------
16

June 30, 1998
(Unaudited)

                                                            Shares, Units,
                                                             Warrants or                    Fair Value                 Fair Value
                                                              Principal     Acquisition   at Acquisition    Cost       at 6/30/98
Corporate Restricted Securities:  (A) (Continued)               Amount          Date           Date       (Note 2B)     (Note 2A)
                                                            -------------   -----------   -------------- -----------  ------------
Tidewater Holdings, Inc.
An operator of a barge transportation line on the
 Columbia/Snake River system.
 12.5% Senior Subordinated Note due 2006                    $   2,380,000      7/25/96    $  2,388,092   $ 2,334,464  $  2,499,000
 Convertible Preferred Stock, convertible into                 1,120 shs.      7/25/96       1,008,000     1,120,000       749,408
 common stock at $1,000 per share (B)
 Warrant, exercisable until 2008, to purchase                    474 shs.      7/25/96              43        48,216       316,995
 common stock at $.01 per share (B)
                                                                                          ------------   -----------  ------------
                                                                                             3,396,135     3,502,680     3,565,403
                                                                                          ------------   -----------  ------------

TransMontaigne Oil Company - A.S.E.
 An independent petroleum products marketing company.
 12.75% Senior Subordinated Debenture due                   $   1,200,000      3/28/91       1,274,280     1,186,475     1,279,320
 2000
 Common Stock (B)                                            258,720 shs.            *         400,000       798,595     3,271,206
 Warrant, exercisable until 2001, to purchase                 74,606 shs.      3/28/91           7,461        42,000       715,003
 common stock at $3.60 per share (B)
                                                                                          ------------   -----------  ------------
                                                                                             1,681,741     2,027,070     5,265,529
                                                                                          ------------   -----------  ------------

The Tranzonic Companies
A producer of commercial and industrial supplies, such as
 safety products, janitorial supplies, work apparel,
 washroom and restroom supplies and sanitary care products.
 12.5% Senior Subordinated Note due 2006                    $   2,712,000       2/4/98       2,762,172     2,354,422     2,783,868
 Common Stock (B)                                                630 shs.       2/4/98         567,000       630,000       567,000
 Warrants to purchase shares of class B                          444 shs.       2/4/98               4       368,832             4
 common stock at .01 per share (B)
                                                                                          ------------   -----------  ------------
                                                                                             3,329,176     3,353,254     3,350,872
                                                                                          ------------   -----------  ------------

Trend Technologies, Inc.
A manufacturer and assembler of plastic injection
 molded parts.
 12% Subordinated Note due 2005                             $   2,513,500     3/21/97        2,592,675     2,510,371     2,570,054
 Limited Partnership Interests of Riverside V                  5,359 uts.          **          655,759       591,115       655,760
 Holding Company L.P. (B)
 Limited Partnership Interests of Riverside                   11,467 uts.          **        1,485,581     1,264,026     1,137,628
 V-A Holding Company L.P. (B)
 Warrant, exercisable until 2005, to purchase                  3,129 uts.     3/21/97            3,129         3,129         3,129
 Limited Partnership Interests at $.01 per unit (B)
                                                                                          ------------   -----------  ------------
                                                                                             4,737,144     4,368,641     4,366,571
                                                                                          ------------   -----------  ------------

Tridex Corp. - O.T.C.
A designer and manufacturer of point-of-sale monitors and
 keyboards used by retailers and restaurants.
 12% Senior Subordinated Note due 2005                      $   3,000,000      4/17/98       3,000,000     3,000,000     2,992,800
 Common Stock (B)                                             71,429 shs.      4/17/98         500,003       500,003       466,071
 Warrant, exercisable until 2005, to purchase                 95,709 uts.      5/27/98              --            --        19,740
 Common Stock at $7.00 per share (B)
                                                                                          ------------   -----------  ------------
                                                                                             3,500,003     3,500,003     3,478,611
                                                                                          ------------   -----------  ------------

  *3/28/91, 12/18/91, 9/30/92, 9/30/93, 9/30/94, 3/31/95 and 5/9/95.
**3/21/97, 10/16/97 and 11/19/97.

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                             Shares, Units,
                                                              Warrants or                   Fair Value                  Fair Value
                                                               Principal     Acquisition  at Acquisition    Cost        at 6/30/98
Corporate Restricted Securities:  (A) (Continued)               Amount          Date           Date       (Note 2B)      (Note 2A)
                                                            ------------     -----------  -------------- -----------   ------------
Truseal Technologies, Inc.
A manufacturer of sealant systems for the North American
 window and door market.
 12.25% Senior Subordinated Note due 2006                   $   2,675,000      6/23/97    $  2,733,315   $  2,320,419  $  2,782,000
 Limited Partnership Interests (B)                             8,246 uts.      6/17/97         742,140        824,661       742,140
 Warrant, exercisable until 2006, to purchase                  1,258 uts.      6/23/97              13        376,932            13
 Limited Partnership Interests at $.01 per unit (B)
                                                                                          ------------   ------------  ------------
                                                                                             3,475,468      3,522,012     3,524,153
                                                                                          ------------   ------------  ------------
U.S. Netting, Inc.
A manufacturer of plastic netting for a wide variety of
 industries.
 11% Senior Secured Note due 2005                           $   1,443,823      5/3/95        1,596,579      1,443,823     1,504,030
 12% Subordinated Note due 2005                             $     652,050      5/3/95          733,622        623,088       696,650
 Common Stock (B)                                              4,911 shs.      5/3/95          162,652        391,230        13,554
 Warrant, exercisable until 2005, to purchase                  2,795 shs.      5/3/95           92,549         35,923         7,692
 common stock at $.01 per share (B)
                                                                                          ------------   ------------  ------------
                                                                                             2,585,402      2,494,064     2,221,926
                                                                                          ------------   ------------  ------------
U.S. Silica Company
A producer of high grade industrial and specialty ground
 silica sands in North America.
 15% Senior Subordinated Notes due 2005                     $   2,404,180           *        2,552,974      2,404,050     2,596,515
 Redeemable Preferred Stock Series A (B)                      42,001 shs.     12/19/96         291,673        388,898       291,672
 Convertible Preferred Stock Series B,                        84,002 shs.     12/19/96         583,352        777,802       583,343
 convertible into Series B common stock at
 $9.26 per share (B)
 Warrant, exercisable until 2005, to purchase                  6,481 uts.     12/19/96          12,963            130         4,141
 Series A Preferred Stock and Series B
 Preferred Stock at $.01 per unit (B)
                                                                                          ------------   ------------  ------------
                                                                                             3,440,962      3,570,880     3,475,671
                                                                                          ------------   ------------  ------------
Unipac Corporation
A manufacturer of laminated materials which are used to
 seal a variety of packaging containers.
 12% Senior Secured Note due 2004                           $     243,750      2/9/96          246,870        223,625       265,005
 Acquisition Line of Credit due 2002                        $     638,203      9/30/96         638,203        638,203       638,203
 Limited Partnership Interests of Riverside II                   123 uts.          **          112,407        133,232       612,219
 Holding Company L.P. (B)
 Warrant, exercisable from 2000 until 2004, to                    41 uts.      2/9/96                4         40,312       205,920
 purchase Limited Partnership Interests of
 Riverside II Holding Company L.P. at $.01
 per unit (B)
                                                                                          ------------   ------------  ------------
                                                                                               997,484      1,035,372     1,721,347
                                                                                          ------------   ------------  ------------
Victory Ventures,  LLC
Acquires controlling or substantial interests in other
 entities.
 Series A Preferred Units (B)                                 11,270 uts.     12/2/96           12,701         57,101        22,540
                                                                                          ------------   ------------  ------------

 *12/19/96 and 2/15/97.
**2/9/96 and 9/25/96.

--------------------------------------------------------------------------------
18

June 30, 1998
(Unaudited)

                                                           Shares, Units,
                                                             Warrants or                   Fair Value                   Fair Value
                                                              Principal     Acquisition   at Acquisition    Cost        at 6/30/98
Corporate Restricted Securities:  (A) (Continued)               Amount         Date            Date       (Note 2B)      (Note 2A)
                                                            -------------   -----------  --------------  -----------   ------------
Vitex Packaging, Inc.
A manufacturer of specialty packaging, primarily envelopes
 and tags used on tea bags.
 Senior Secured Floating Rate Revolving                     $     850,876      1/2/98     $    844,069   $    850,876  $    844,579
 Credit Facility due 2003
 Senior Secured Floating Rate Term Note due 2005            $   2,184,000      1/2/98        2,166,746      2,184,000     2,168,056
 12% Senior Secured Tranche B Note due 2007                 $     672,000      1/2/98          678,787        621,600       682,013
 Limited Partnership Interests of Riverside VI               122,182 int.    12/30/97              977         98,843        97,745
 Holding Company L.P. (B)
 Limited Partnership Interests of Riverside                  201,600 int.    12/30/97            1,613        201,600       161,280
 VI-A Holding Company L.P. (B)
 Warrant, exercisable until 2007, to purchase                     89 shs.      1/2/98                1         50,400             1
 common stock at $.01 per share (B)
                                                                                          ------------   ------------  ------------
                                                                                             3,692,193      4,007,319     3,953,674
                                                                                          ------------   ------------  ------------
  Sub-total Private Placement Investments                                                 $130,017,453    137,229,622   159,499,532
                                                                                          ============   ============  ============

                                                                           Shares or                         Market Value
                                          Interest         Due              Principal          Cost            at 6/30/98
Rule 144A Securities:  8.04%  (A)          Rate            Date             Amount          (Note 2B)          (Note 2A)
                                       -----------    ------------      ---------------   --------------   ----------------
Bonds - 3.31%
 Atlantic Coast Airlines Inc.             8.750%         01/01/07      $     572,072           572,072           564,532
 Brand Scaffold Services                 10.250          02/15/08            150,000           150,000           152,250
 Cuddy International Corp.               10.750          12/01/07            800,000           788,048           772,000
 Derby Cycle Corp.                       10.000          05/15/08            650,000           650,000           645,125
 Doe Run Resources Corp.                 11.250          03/15/05            300,000           300,000           306,000
 JTM Industries                          10.000          04/15/08            300,000           300,000           304,500
 IMPAC Group Inc.                        10.125          03/15/08            750,000           750,000           748,125
 M J D Communications Inc.                9.500          05/01/08            100,000           100,000           102,000
 M J D Communications Inc.                0.000          05/01/08            250,000           250,000           248,750
 McLeodUSA Incorporated                   8.375          03/15/08            650,000           660,125           651,625
 MCMS Inc.                                9.750          03/01/08            600,000           600,000           552,000
 Morris Materials Handling                9.500          04/01/08            300,000           300,000           279,000
 Numatics Inc.                            9.625          04/01/08            400,000           406,188           404,000
 Oxford Health Plans                     11.000          05/15/05            150,000           150,000           153,000
 Tjiwi Kima Fin Mauritius LTD            10.000          08/01/04            500,000           497,275           350,000
 Trans World Airlines                    11.375          03/01/06            500,000           500,000           501,250
 Von Hoffman Press, Inc.                 10.375          05/15/07            380,000           382,362           397,100
                                                                       -------------     -------------     -------------
Total Bonds                                                            $   7,352,072         7,356,070         7,131,257
                                                                       =============     =============     =============
Common Stock - 0.15%
 Jordan Telecom Products                                                          70            14,000            17,500
 Energy Conversion Devices Inc.                                               32,500           430,625           314,828
                                                                       -------------     -------------     -------------
 Total Common Stock                                                                            444,625           332,328
                                                                                         -------------     -------------

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                                                       Shares or                      Market Value
                                                            Interest       Due         Principal         Cost          at 6/30/98
Rule 144A Securities:  (A) (Continued)                        Rate         Date         Amount         (Note 2B)       (Note 2A)
                                                            --------     --------    ------------    ------------    ------------
Convertible Bonds - 3.12%
 Antec Corp.                                                  4.500%     05/15/03    $    300,000    $    300,000    $    345,000
 Arbor Software Corporation                                   4.500      03/15/05         200,000         200,000         175,652
 Concentra Managed Care, Inc.                                 4.500      03/15/03         600,000         600,000         535,500
 Cymer Inc.                                                   3.500      08/06/04         375,000         377,500         285,495
 Equity Corporation International                             4.500      12/31/04         400,000         400,000         436,876
 Garnet Resources Corporation                                 9.500      12/21/98         500,000         500,000          47,500
 Healthsouth Corporation                                      3.250      04/01/03       1,500,000       1,500,000       1,485,000
 Key Energy Group                                             5.000      09/15/04       1,000,000       1,000,000         771,880
 Mark IV Industries                                           4.750      11/01/04         750,000         711,875         688,125
 Smartalk Teleservices                                        5.750      09/15/04         300,000         300,000         249,171
 Sunbeam Corporation                                          0.000      03/25/18       3,750,000       1,415,234         848,438
 Tel-Save                                                     4.500      09/15/02       1,080,000       1,077,000         857,876
                                                                                     ------------    ------------    ------------
 Total Convertible Bonds                                                             $ 10,755,000       8,381,609       6,726,513
                                                                                     ============    ============    ============
Convertible Preferred Stock - 1.46%
 Chesapeake Energy Corporation                                                              6,855         342,750         287,910
 D T Industries                                                                            40,000       2,000,000       1,610,000
 Newell Financial Trust                                                                    20,250       1,012,500       1,174,500
 Jordan Telecom Products                                                                       70          56,000          73,500
                                                                                     ------------    ------------    ------------
 Total Convertible Preferred Stock                                                                      3,411,250       3,145,910
                                                                                                     ------------    ------------
   Total Rule 144A Securities                                                                          19,593,554      17,336,008
                                                                                                     ------------    ------------
   Total Corporate Restricted Securities                                                              156,823,176     176,835,540
                                                                                                     ------------    ------------
Corporate Public Securities: (A)

Bonds - 11.63%
 Advanced Micro Devices                                      11.000      08/01/03    $    300,000         318,000         316,500
 Aearo Company                                               12.500      07/15/05       1,000,000       1,000,000       1,122,500
 Amphenol Corporation                                         9.875      05/15/07         400,000         400,000         426,000
 Amtran, Inc.                                                10.500      08/01/04         600,000         600,000         637,500
 Anchor Advanced Products                                    11.750      04/01/04         410,000         413,000         451,000
 Atlantic Express                                            10.750      02/01/04         950,000         964,000       1,007,000
 Callon Petroleum Company                                    10.125      09/15/02         500,000         497,120         511,250
 Canadian Airlines Corporation                               10.000      05/01/05         500,000         501,000         507,500
 Chesapeake Energy Corporation                                8.500      03/15/12         240,000         221,238         223,200
 Continental Airlines, Inc.                                   9.500      12/15/01         750,000         750,000         791,250
 DecisionOne Corporation                                      9.750      08/01/07         525,000         523,250         506,625
 Florist Transworld Delivery, Inc.                           14.000      12/15/01       1,475,000       1,460,557       1,607,750
 Great American Cookie Co.                                   10.875      01/15/01       1,385,000       1,367,500       1,433,476
 Hosiery Corporation of America                              13.750      08/01/02       1,000,000         987,800       1,100,000
 Indah Kiat International Corporation                        11.875      06/15/02       1,000,000       1,000,000         800,000
 International Wire Group, Inc.                              11.750      06/01/05         750,000         750,000         825,000
 International Wire Group, Inc.                              11.750      06/01/05         550,000         598,125         602,938
 Jordan Industries, Inc.                                     10.375      08/01/07         500,000         500,000         512,500
 Jordan Telecom Products                                      9.875      08/01/07       1,150,000       1,139,907       1,173,000
 Key Plastics, Inc.                                          14.000      11/15/99         750,000         760,462         819,376
 Neenah Corporation                                          11.125      05/01/07         300,000         300,000         327,000
 Northwest Airlines Corp.                                    10.150      01/02/05         579,786         579,786         628,894
 Remington Products Company                                  11.000      05/15/06         600,000         595,506         547,500
 Scotsman Group, Inc.                                         8.625      12/15/07         150,000         149,598         150,750
 Scovill Fastener, Inc.                                      11.250      11/30/07         500,000         500,000         513,750
 Sovereign Speciality Chemicals                               9.500      08/01/07         200,000         200,000         204,000
 Speedway Motorsports, Inc.                                   8.500      08/15/07         275,000         274,252         284,625

--------------------------------------------------------------------------------
20

June 30, 1998
(Unaudited)

                                                                                      Shares,
                                                                                    Warrants or                      Market Value
                                                    Interest           Due           Principal         Cost           at 6/30/98
Corporate Public Securities:  (Continued)             Rate             Date           Amount         (Note 2B)        (Note 2A)
                                                    --------         --------      ------------     -----------      ------------
Bonds (Continued)
 Tekni-Plex Inc.                                      9.250%         08/03/01      $   650,000      $   650,000      $   650,000
 Telex Communications, Inc.                          10.500          05/01/07        1,150,000        1,162,939        1,035,000
 Therma-Wave, Inc.                                   10.625          05/15/04          450,000          457,500          405,000
 Trans World Airlines                                11.500          12/15/04          500,000          494,110          526,250
 Unicco Service Co.                                   9.875          10/15/07          325,000          323,472          328,250
 United Refining Company                             10.750          06/15/07        1,750,000        1,750,000        1,680,000
 W R Carpenter North America                         10.625          06/05/07          625,000          631,917          657,812
 Wavetek Corporation                                 10.125          06/15/07          130,000          130,000          135,200
 Williams Scotsman, Inc.                              9.875          06/01/07          500,000          500,000          520,000
 Worldtex, Inc.                                       9.625          12/15/07          600,000          600,000          600,000
 Ziff-Davis Inc.                                      8.500          05/01/08          500,000          498,170          505,000
                                                                                   -----------      -----------      -----------

 Total Bonds                                                                       $24,519,786       24,549,209       25,073,396
                                                                                   ===========      ===========      ===========
Common Stock - 8.90%
 4Health Inc. (B)                                                                       27,000          151,000          190,674
 American Country Holdings Inc. (B)                                                    405,590          760,889          684,230
 Benson Petroleum, LTD. (B)                                                            200,000          154,408          184,000
 BP Prudhoe Bay Royalty Trust                                                           26,180          371,846          279,799
 Career Blazers, Inc. (B)                                                              105,000          577,500          630,000
 Central Rents, Inc.                                                                     1,880           67,856           75,200
 Collins & Aikman Corporation (B)                                                       40,200          240,834          298,967
 Corporate Office Properties                                                            74,750          784,875          663,406
 Dawson Production Services (B)                                                         45,242          570,064          678,630
 Dura Automotive Systems Inc. (B)                                                       10,835          354,846          348,074
 Excalibur Technologies Corp. (B)                                                       23,334          230,210          256,674
 Florida Panthers Holdings, Inc. (B)                                                    35,502          681,042          698,928
 Florist Transworld Delivery, Inc. (B)                                                  29,373           41,258          146,865
 General Chemical Group, Inc.                                                           10,200          261,398          283,050
 General Instrument Corp.(B)                                                            16,100          383,680          435,714
 Hardy Oil & Gas PLC (B)                                                               278,227          819,741          972,125
 Hosiery Corporation of America (B)                                                      1,000                0           70,000
 LCS Industries, Inc.                                                                   35,000          546,831          511,875
 Marker International (B)                                                               70,000          437,500          131,250
 McLeodUSA Incorporated(B)                                                               5,417          212,617          210,586
 Midway Airlines Corp.(B)                                                               27,088          505,057          518,058
 N2K, Inc. (B)                                                                          23,834          625,789          467,742
 Niagara Mohawk Power Corporation                                                       29,250          413,156          436,907
 Oxford Health Plans(B)                                                                 24,375          459,901          373,230
 Pathways Group Inc.(B)                                                                 21,667          513,529          414,381
 Princeton Video Image, Inc. (B)                                                        70,000          490,000          323,750
 Red Roof Inns, Inc. (B)                                                                33,200          481,272          562,308
 Rent-Way, Inc. (B)                                                                    201,207        2,000,000        6,136,814
 Republic Industries, Inc. (B)                                                          35,000          859,688          875,000
 Republic Services Inc.(B)                                                              55,250        1,326,000        1,326,000
                                                                                   -----------      -----------      -----------
 Total Common Stock                                                                                 $15,322,787       19,184,237
                                                                                                    ===========      ===========

--------------------------------------------------------------------------------

June 30, 1998
(Unaudited)


                                                                                   Shares,
                                                                                 Warrants or                         Market Value
                                                       Interest    Due            Principal             Cost          at 6/30/98
Corporate Public Securities:  (Continued)                Rate      Date            Amount            (Note 2B)         (Note 2A)
                                                       --------  --------      -------------      -------------      -------------
Convertible Bonds - 3.35%
 Clear Channel Communications                           2.625%   04/01/03      $     650,000      $     650,000      $     698,750
 Dura Pharmaceuticals                                   3.500    07/15/02            590,000            597,031            497,518
 EMCOR Group, Inc. (B)                                  5.750    04/01/05            650,000            650,000            615,875
 Hilton Hotels                                          5.000    05/15/06          1,385,000          1,385,000          1,431,647
 Home Depot, Inc.                                       3.250    10/01/01            675,000            669,312          1,255,500
 Loews Corp.                                            3.125    09/15/07            900,000            900,000            817,092
 Oak Industries                                         4.875    03/01/08            150,000            154,500            164,626
 Reptron Electronics Inc.                               6.750    08/01/04            200,000            200,000            158,500
 Savoy Pictures Entertainment                           7.000    07/01/03          1,250,000          1,287,500          1,206,250
 World Color Press, Inc.                                6.000    10/01/07            350,000            350,000            379,460
                                                                               -------------      -------------      -------------
   Total Convertible Bonds                                                     $   6,800,000          6,843,343          7,225,218
                                                                               =============      -------------      -------------
Warrants - 0.04%
 American Country Holdings Inc. (B)                                                  183,117             45,779             91,558
                                                                                                  -------------      -------------
 Total Warrants                                                                                          45,779             91,558
                                                                                                  -------------      -------------
 Total Corporate Public Securities                                                                   46,761,118         51,574,409
                                                                                                  -------------      -------------
Short-Term Securities:

Commercial Paper - 2.08%
Enron Corporation                                       6.302      7/2/98          2,005,000          2,004,649          2,004,649
VF  Corporation                                         6.152      7/1/98          2,470,000          2,470,000          2,470,000
                                                                               -------------      -------------      -------------
 Total Short-Term Securities                                                   $   4,475,000          4,474,649          4,474,649
                                                                               =============      -------------      -------------
Total Investments - 108.02%                                                                       $ 208,058,943        232,884,598
                                                                                                  =============      -------------
   Other Assets   -   2.64                                                                                               5,703,305
   Liabilities    - (10.66)                                                                                            (22,982,340)
                   -------                                                                                           -------------

Total Net Assets  - 100.00%                                                                                           $ 215,605,563
                   =======                                                                                           =============

(A) In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.

(B) Non-income producing security.

--------------------------------------------------------------------------------
22

June 30, 1998
(Unaudited)


                            INDUSTRY CLASSIFICATION

                                                                   Fair Value
                                                                   at 6/30/98
Corporate Restricted Securities:                                   (Note 2A)
                                                                  -----------
AUTOMOBILE - 0.44%
Coast Distribution System, The                                    $   251,246
Mark IV Industries                                                    688,125
                                                                  -----------
                                                                      939,371
                                                                  -----------
BEVERAGE, FOOD & TOBACCO - 6.41%
Associated Vintage Group, Inc.                                      3,654,576
Beta Brands, Inc.                                                   3,617,357
Cains Foods, L.P.                                                   2,692,496
Delta Beverage Group, Inc.                                            198,118
Grand Lyon Enterprises LLC                                            198,312
Lloyd's Barbecue Company                                            3,462,154
                                                                  -----------
                                                                   13,823,013
                                                                  -----------
BROADCASTING & ENTERTAINMENT - 0.43%
Latin Communications Group                                            931,470
                                                                  -----------
BUILDINGS & REAL ESTATE - 5.26%
Highland Homes Holdings, Inc.                                       1,548,900
Supreme Industries, Inc.                                            6,257,986
Truseal Technologies, Inc.                                          3,524,153
                                                                  -----------
                                                                   11,331,039
                                                                  -----------
CARGO TRANSPORT - 2.62%
RailTex, Inc.                                                       2,085,906
Tidewater Holdings, Inc.                                            3,565,403
                                                                  -----------
                                                                    5,651,309
                                                                  -----------
CHEMICAL, PLASTICS & RUBBER - 6.80%
AccTech, LLC                                                        2,539,014
Process Chemicals, LLC                                              2,016,023
TACC International Corporation                                      3,525,777
Trend Plastics, Inc.                                                4,366,571
U.S. Netting, Inc.                                                  2,221,926
                                                                  -----------
                                                                   14,669,311
                                                                  -----------
CONSUMER PRODUCTS - 1.69%
Consumer Product Enterprises, Inc.                                  2,169,772
JTM Industries                                                        304,500
Newell Financial Trust                                              1,174,500
                                                                  -----------
                                                                    3,648,772
                                                                  -----------
CONTAINERS, PACKAGING & GLASS - 7.16%
C&K Manufacturing and Sales Company                                 1,790,567
Capitol Vial, Inc.                                                  3,558,094
IMPAC Group Inc.                                                      748,125
Plastipak Packaging, Inc.                                           3,658,584
Unipac Corporation                                                  1,721,347
Vitex Packaging, Inc.                                               3,953,675
                                                                  -----------
                                                                   15,430,392
                                                                  -----------
DIVERSIFIED/CONGLOMERATE -
MANUFACTURING - 15.91%
Cymer Inc.                                                            285,495
D T Industries                                                      1,610,000
Eagle Pacific Industries, Inc.                                      3,398,670
Energy Conversion Devices Inc.                                        314,828
Evans Consoles, Inc.                                                3,511,015
Fleming Acquisition Corporation                                        48,477
Golden Bear Oil Specialities                                        3,559,267
Hartzell Manufacturing, Inc.                                        3,285,077
Hudson River Capital, LLC                                             842,935
Hussey Seating Company                                              3,700,407
Jackson Products, Inc.                                                998,585
Kappler Safety Group, Inc.                                          3,546,927
Maxtec International Corp.                                            708,793
Morris Materials Handling                                             279,000
PAR Acquisition Corp.                                               1,391,832
The Tranzonic Companies                                             3,350,872
U.S. Silica Company                                                 3,475,671
                                                                  -----------
                                                                   34,307,851
                                                                  -----------
DIVERSIFIED/CONGLOMERATE -
SERVICE - 2.31%
Ammirati & Puris, Inc.                                                597,859
Diversco, Inc.                                                      3,203,200
Pharmaceutical Buyers, Inc.                                         1,188,315
                                                                  -----------
                                                                    4,989,374
                                                                  -----------
ELECTRONICS - 10.30%
Arbor Software Corporation                                            175,652
Ardent Software, Inc.                                                 921,470
Averstar, Inc.                                                      2,156,994
Control Devices, Inc.                                               3,585,611
Dealer Solutions Holdings, Inc.                                       400,431
MCMS Inc.                                                             552,000
Mercury Computer Systems                                            5,423,906
Nu Horizons Electronics Corp.                                       1,520,650
Precision Dynamics, Inc.                                            3,985,988
Tridex Corp.                                                        3,478,611
                                                                  -----------
                                                                   22,201,313
                                                                  -----------
ENTERTAINMENT - 0.78%
Adventure Entertainment Corporation                                 1,689,486
                                                                  -----------
FARMING & AGRICULTURE - 1.17%
Cuddy International Corp.                                             772,000
Protein Genetics, Inc.                                              1,748,169
                                                                  -----------
                                                                    2,520,169
                                                                  -----------


--------------------------------------------------------------------------------
                                                                              23

June 30, 1998
(Unaudited)

                      INDUSTRY CLASSIFICATION (Continued)

                                                                  Fair Value
                                                                  at 6/30/98
Corporate Restricted Securities:  (Continued)                      (Note 2A)
                                                                 ------------

HEALTHCARE, EDUCATION &
CHILDCARE - 3.52%
Concentra Managed Care, Inc.                                     $    535,500
D&K Healthcare Resources, Inc.                                      5,422,621
Healthsouth Corporation                                             1,485,000
Oxford Health Plans                                                   153,000
                                                                 ------------
                                                                    7,596,121
                                                                 ------------
HOME & OFFICE FURNISHINGS,
HOUSEWARES, AND DURABLE
CONSUMER PRODUCTS - 4.93%
Catalina Lighting, Inc.                                             1,336,050
Sequentia, Inc.                                                     6,071,900
Star International Holdings, Inc.                                   2,362,255
Sunbeam Corporation                                                   848,438
                                                                 ------------
                                                                   10,618,643
                                                                 ------------
LEISURE, AMUSEMENT,
ENTERTAINMENT - 2.08%
Derby Cycle Corp.                                                     645,125
N2K, Inc.                                                             190,620
Playcore, Inc.                                                      3,646,909
                                                                 ------------
                                                                    4,482,654
                                                                 ------------
MACHINERY - 0.19%
Numatics Inc.                                                         404,000
                                                                 ------------
MISCELLANEOUS - 0.59%
Brand Scaffold Services                                               152,250
Doe Run Resources Corp.                                               306,000
Equity Corporation International                                      436,876
Tjiwi Kima Fin Mauritius LTD                                          350,000
Victory Ventures, LLC                                                  22,540
                                                                 ------------
                                                                    1,267,666
                                                                 ------------

OIL AND GAS - 4.55%
Chaparral Resources, Inc.                                              14,942
Chesapeake Energy Corporation                                         287,910
Garnet Resources Corporation                                           47,500
Key Energy Group                                                      771,880
Louis Dreyfus Natural Gas Corporation                                 280,811
Maloney Industries, Inc.                                            3,143,250
TransMontaigne Oil Company                                          5,265,527
                                                                 ------------
                                                                    9,811,820
                                                                 ------------
PERSONAL TRANSPORTATION - 3.33%
Atlantic Coast Airlines Inc.                                          564,533
Budget Group, The                                                   3,265,949
Piedmont Holding, Inc.                                              2,849,982
Trans World Airlines                                                  501,250
                                                                 ------------
                                                                    7,181,714
                                                                 ------------
PRINTING & PUBLISHING - 0.19%
Von Hoffman Press, Inc.                                               397,100
                                                                 ------------
RETAIL STORES - 0.18%
Rent-Way, Inc.                                                        397,530
                                                                 ------------
TELECOMMUNICATIONS - 1.18%
Antec Corp.                                                           345,000
Jordan Telecom Products                                                91,000
M J D Communications Inc.                                             350,750
McLeodUSA Incorporated                                                651,625
Smartalk Teleservices                                                 249,171
Tel-Save                                                              857,876
                                                                 ------------
                                                                    2,545,422
                                                                 ------------
Total Corporate Restricted
Securities - 82.02%                                              $176,835,540
                                                                 ============

--------------------------------------------------------------------------------
24

NOTES TO FINANCIAL STATEMENTS                     MASSMUTUAL CORPORATE INVESTORS

(Unaudited)

1. History

   MassMutual Corporate Investors (the "Trust") is a closed-end, non-diversified management investment company. Massachusetts Mutual Life Insurance Company ("MassMutual") acts as its investment adviser.

   The Trust commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was organized as a Massachusetts business trust effective November 28, 1985.

   On January 27, 1998, the Board of Trustees authorized the formation of a totally held subsidiary ("MMCI Subsidiary Trust") for the purpose of holding certain investments. The results of MMCI Subsidiary Trust have been consolidated in the accompanying financial statements.

2. Significant Accounting Policies

   The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of the financial statements in conformity with generally accepted accounting principles.

   A. Valuation of Investments:

   Valuation of a security in the Trust's portfolio is made on the basis of market price whenever market quotations are readily available and all securities of the same class held by the Trust can be readily sold in such market.

   Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in or restrictions on resale and will therefore be "restricted securities". Generally speaking, as contrasted with open-market sales of unrestricted securities which may be effected immediately if the market is adequate, restricted securities can be sold only in a directly negotiated transaction to a limited number of purchasers or in a public offering for which a registration statement is in effect under the Securities Act of 1933.

   The value of restricted securities, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trustees. Each restricted security is valued by the Trustees as of the time of the acquisition thereof and quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost or less at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered are the existence of restrictions upon the sale of the security by the Trust; an estimate of the existence and extent of a market for the security; the estimated period of time during which the security will not be freely marketable; the estimated expenses of registering or otherwise qualifying the security for public sale; estimated underwriting commissions if underwriting would be required to effect a sale; in the case of a convertible security, whether or not it would trade on the basis of its stock equivalent; if it is a debt obligation which would trade independently of any equity equivalent, the current yields on comparable securities; the estimated amount of the floating supply of such securities available; the proportion of the issue held by the Trust; any changes in the financial condition and prospects of the issuers; the existence of merger proposals or tender offers affecting the issuers; and in addition any other factors affecting fair value, all in accordance with the Investment Company Act of 1940. In making valuations, opinions of counsel are relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

   When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the Securities Act of 1933 and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

--------------------------------------------------------------------------------

   The Board of Trustees of the Trust meets at least once in each quarter to value the Trust's portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust (otherwise than as Trustees) or of MassMutual. In making valuations, the Trustees will consider reports by MassMutual analyzing each portfolio security in accordance with the relevant factors referred to above. MassMutual has agreed to provide such reports to the Trust at least quarterly.

   The financial statements include restricted securities valued at $176,835,540 (82.02% of net assets) as of June 30, 1998 ($159,255,782 at June 30, 1997)
   whose values have been estimated by the Board of Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

   The values for corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 1998, subject to discount where appropriate, and are approved by the Trustees.

   Short-term securities with more than sixty days to maturity are valued at market and short-term securities having a maturity of sixty days or less are valued at amortized cost which approximates market value.

   B. Accounting for Investments:

   Investment transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

   The cost basis of debt securities is not adjusted for amortization of premium since the Trust does not generally intend to hold such investments until maturity; however, the Trust has elected to accrue for financial reporting purposes, certain discounts which are required to be accrued for federal income tax purposes.

   Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and federal income tax purposes on the identified cost method.

   The Trust does not accrue income when payment is delinquent or when management believes payment is questionable.

   C. Use of Estimates:

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   D. Federal Income Taxes:

   No provision for federal taxes on net investment income and short-term capital gains is considered necessary because the Trust has elected to be taxed as a "regulated investment company" under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend to the Trustees either to designate the net realized long-term gains as undistributed and to pay the federal capital gains taxes thereon or to distribute such net gains.

--------------------------------------------------------------------------------
26

3. Management Fee

   Under an investment services contract, MassMutual has agreed to invest for its general account concurrently with the Trust in each restricted security purchased by the Trust. MassMutual, in addition to originating and sharing in the purchase of such securities, represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust's investments. MassMutual provides a continuing review of the investment operations of the Trust. MassMutual also provides the Trust with office space and office equipment, safekeeping facilities, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

   Under the investment services contract, as amended July 1, 1988, the Trust pays MassMutual a quarterly base rate (the "Base Fee Rate") of 5/16 of 1% of the value of the Trust's net assets as of the end of each fiscal quarter, approximately equivalent to 1.25% of the net asset value of the Trust on an annual basis, plus or minus a quarterly performance adjustment (the "Performance Adjustment") of up to 1/16 of 1%, approximately equivalent to .25% on an annual basis.

   The Performance Adjustment is based on the Trust's performance as compared to a benchmark rate of return (the "Target Rate") equal to 5.0 percentage points plus an unweighted, arithmetic average of the rates of return on the Standard & Poor's Industrial Stock Price Index and the Lehman Brothers Intermediate Corporate Bond Index over a rolling three-year period (the "Measurement Period") comprising the twelve quarters ending on the last day of each quarter (the "Valuation Date"). The Performance Adjustment is equal to 5% of the difference between the Trust's actual rate of return over the Measurement Period and the Target Rate. If the Trust's actual rate of return exceeds the Target Rate, the Base Fee Rate is increased by an amount equal to the Performance Adjustment; if the Trust's actual rate of return is less than the Target Rate, the Base Fee Rate is reduced by the Performance Adjustment. The advisory fee payable by the Trust is equal to the Base Fee Rate (as adjusted by the Performance Adjustment) times the net asset value of the Trust as of the Valuation Date. The Performance Adjustment for the quarter ended March 31, 1998 was plus .0625%.

4. Note Payable

   On November 5, 1993, the Trust sold to MassMutual at par a $20,000,000 Senior Fixed Rate Convertible Note due November 15, 2000 (the "Note") which accrues at 5.33% per annum. The Note holder, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion.

5. Purchases and Sales of Investments

                                         For the                    For the
                                       six months                 six months
                                      ended 6/30/98              ended 6/30/97
                                      -------------              -------------

                                            Cost of Investments Acquired
                                            ----------------------------

Corporate restricted securities       $  41,714,586              $  43,552,955
Corporate public securities              18,663,688                 18,788,603
Short-term securities                   190,298,352                162,686,025

                                         Proceeds from Sales or Maturities
                                         ---------------------------------

Corporate restricted securities       $  37,554,813              $  35,457,035
Corporate public securities              35,710,065                 39,056,761
Short-term securities                   188,710,607                162,795,770

--------------------------------------------------------------------------------

   The aggregate cost of investments is the same for financial reporting and federal income tax purposes as of June 30, 1998. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1998 is $24,825,654 and consists of $41,874,561 appreciation and $17,048,908 depreciation.

   The aggregate cost of investments was the same for financial reporting and federal income tax purposes as of June 30, 1997. The net unrealized appreciation of investments for financial reporting and federal tax purposes as of June 30, 1997 was $10,377,088 and consisted of $24,363,047 appreciation and $13,985,959 depreciation.

6. Quarterly Results of Investment Operations

                                                                           Per                           Per
                                                          Amount          Share       Amount            Share
                                                        ----------      --------   -------------      --------
                                                             March 31, 1998               March 31, 1997
                                                        ------------------------   ---------------------------
Investment income                                       $4,573,718                 $   4,060,824
Net investment income                                    3,435,337      $    .40       3,057,559      $    .36
Net realized and unrealized gain (loss) on investments   6,931,997           .81       3,704,899           .44

                                                              June 30, 1998               June 30, 1997
                                                        ------------------------   ---------------------------
Investment income                                        4,410,653                     4,141,453
Net investment income                                    3,260,991           .38       3,066,951           .36
Net realized and unrealized gain on investments          2,261,313           .26      14,759,526          1.73


7. Common Shares

   On December 19, 1997, the Board of Trustees authorized a two-for-one split of the Trust's common shares effective January 20, 1998 on shares outstanding at the close of business on December 31, 1997. The stock split increased the common shares outstanding to 8,513,448 from 4,256,724. All per share amounts have been restated after giving effect to the two-for-one split of the Trust's common shares.


--------------------------------------------------------------------------------
28